Expenses by nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and Amortization Expense
Costs of sales and services	R$ (810,122)	R$ (715,293)	R$ (658,275)
depreciation selling expenses	(2,046)	(198)	(172)
depreciation administrative expenses	(26,206)	(28,331)	(26,787)
Depreciation expense	(838,374)	(743,822)	(685,234)
amortisation cost of sales and services	(806,229)	(642,017)	(464,106)
amortisation administrative expenses	(27,301)	(27,000)	(23,810)
Amortisation expense	(833,530)	(669,017)	(487,916)
PIS and COFINS credits	70,972	57,186	42,460
Depreciation and amortisation expense	R$ (1,600,932)	R$ (1,355,653)	R$ (1,130,690)